LONG-TERM PAYABLES (Details) - Leased Equipment [Member] - CNY (¥)	Sep. 30, 2017	Dec. 31, 2016
Equipment	¥ 879,980,000	¥ 159,980,000
Less: accumulated depreciation	(39,588,846)	(11,440,625)
Net Value	¥ 840,391,154	¥ 148,539,375